(35) FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance		R$ 625,194	R$ 553,124	R$ 686,336
Interests and monetary restatements		209,599	615,497	(235,853)
Repayments of principal		(219,257)	(543,427)	102,641
Derivatives, ending balance		615,536	625,194	553,124
Hedge Debts Designated at Fair Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance		631,368	526,148	602,476
Interests and monetary restatements		75,241	662,147	(189,466)
Repayments of principal		(191,018)	(556,927)	113,138
Derivatives, ending balance		515,591	631,368	526,148
Hedge Debts Not Designated at Fair Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance		21,548	17,881	7,181
Interests and monetary restatements		(857)	(21,817)	(1,175)
Repayments of principal		(20,691)	25,484	11,875
Derivatives, ending balance			21,548	17,881
Others ([Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance
Interests and monetary restatements		7,600	11,984	22,372
Repayments of principal		(7,548)	(11,984)	(22,372)
Derivatives, ending balance		52
Fair Value Adjustment [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance	[1]	(27,722)	9,095	76,679
Interests and monetary restatements	[1]	127,615	(36,817)	(67,584)
Repayments of principal	[1]
Derivatives, ending balance	[1]	R$ 99,893	R$ (27,722)	R$ 9,095

[1]	The effects on profit or loss and OCI for the year ended December 31, 2019 related to the fair value adjustments (MTM) of the derivatives are: (i) a gain of R$ 139,361 for debts designated at fair value, (ii) a loss of R$ 577 for debts not designated at fair value and (iii) a loss of R$ 11,169 for other derivatives.